INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the period	$ 111,990,145	$ 78,759,610
Business combination		11,064,908
Purchases of the period	71,694,655	79,325,509
Production costs	7,123,255	8,440,830
Foreign currency translation	(226,797)	(236,263)
Subtotal	190,581,258	177,354,594
Inventories as of the end of the period	(118,965,477)	(101,678,716)
Cost of sales	$ 71,615,781	$ 75,675,878